Annual Total Returns - FidelityBlueChipGrowthFund-KPRO - FidelityBlueChipGrowthFund-KPRO - Fidelity Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	14.74%
Annual Return 2015	6.40%
Annual Return 2016	1.71%
Annual Return 2017	36.20%
Annual Return 2018	1.16%
Annual Return 2019	33.56%
Annual Return 2020	62.38%
Annual Return 2021	22.81%
Annual Return 2022	(38.40%)
Annual Return 2023	55.76%